SUBSEQUENT EVENTS	12 Months Ended
Oct. 29, 2017
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
On December 11, 2017, the CD&R funds completed a registered underwritten offering of 7,150,000.00 shares of the Company’s Common Stock at a price to the public of $19.36 per share (the “2017 Secondary Offering”). Pursuant to the underwriting agreement, at the CD&R Funds request, the Company purchased 1.15 million of the 7.15 million shares of the Common Stock from the underwriters in the 2017 Secondary Offering at a price per share equal to the price at which the underwriters purchased the shares from the CD&R Funds. The total amount the Company spent on these repurchases was $22.3 million. Following the closing of the 2017 Stock Repurchase, the CD&R Funds own approximately 34.7%.
In addition to the shares the Company purchased in connection with the 2017 Secondary Offering, during fiscal 2018 through December 18, 2017, the Company has repurchased 1.5 million shares of its Common Stock for $24.4 million through open-market purchases under the authorized stock repurchase program. As of December 18, 2017, approximately $5.6 million remains available for stock repurchases under the program authorized in October 2017.